Securities - Debt Securities with Unrealized Losses Not Recognized in Income (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	$ 55,659	$ 20,806
12 Months or less, Unrealized Loss	(304)	(57)
More than 12 months, Fair Value	7,642	29,027
More than 12 months, Unrealized Loss	(130)	(552)
Total Fair Value	63,301	49,833
Total Unrealized Loss	(434)	(609)
U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	25,464	7,664
12 Months or less, Unrealized Loss	(112)	(17)
More than 12 months, Fair Value	1,132	11,888
More than 12 months, Unrealized Loss	(17)	(106)
Total Fair Value	26,596	19,552
Total Unrealized Loss	(129)	(123)
Obligations of States and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	2,932	853
12 Months or less, Unrealized Loss	(20)	(11)
More than 12 months, Fair Value	1,469	5,647
More than 12 months, Unrealized Loss	(42)	(295)
Total Fair Value	4,401	6,500
Total Unrealized Loss	(62)	(306)
Mortgage-backed Securities in Government Sponsored Entities [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	27,263	12,289
12 Months or less, Unrealized Loss	(172)	(29)
More than 12 months, Fair Value	5,041	11,492
More than 12 months, Unrealized Loss	(71)	(151)
Total Fair Value	32,304	23,781
Total Unrealized Loss	$ (243)	$ (180)